Business and Presentation (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate, Minimum	1.40%	0.10%
Risk free rate, Maximum	1.70%	1.70%
Expected stock volatility, Minimum	93.00%	120.00%
Expected stock volatility, Maximum	117.00%	126.00%